Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Fixed Assets

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
	(In millions)
Computer equipment	26,186	29,592	4,251
Office building	4,168	4,628	665
Office building related facility, machinery and equipment	2,168	2,317	333
Vehicles	190	203	29
Office equipment	813	944	135
Leasehold improvements	352	391	56
Construction in progress	720	313	45

	34,597	38,388	5,514
Accumulated depreciation and impairment	(16,694)	(20,077)	(2,884)

	17,903	18,311	2,630